Recently Issued Accounting Pronouncements	3 Months Ended
Jun. 30, 2011
Text Block Abstract
Description Of New Accounting Pronouncements Not Yet Adopted

Note 4 – Recently Issued Accounting Pronouncements

During the first quarter of 2011, the Financial Accounting Standards Board (“FASB”)  issued an amendment to Accounting Standards Codification (“ASC”) 350 relating to Intangibles-Goodwill and Other which modifies goodwill impairment testing for reporting units with a zero or negative carrying amount.  Under the amended guidance, an entity must consider whether it is more likely than not that a goodwill impairment exists for reporting units with zero or negative carrying amount.  If it is more likely than not, the second step of the goodwill impairment test in ASC 350-20-35 must be performed to measure the amount of goodwill impairment loss, if any.  The amendment was effective for the Company as of January 1, 2011, and the Company adopted it in the first quarter of 2011.  The adoption did not have an effect on the Company’s consolidated financial position and results of operations.

During the second quarter of 2011, the FASB issued an amendment to ASC 820 relating to Fair Value Measurements which changes both the wording used to describe many of the requirements in U.S. GAAP for measuring and disclosing fair value measurements, as well as certain of the requirements for measuring fair value or for disclosing information about fair value measurements. The amendment is effective as of January 1, 2012, and the Company is currently evaluating the amendment to determine its effect, if any, on the Company’s consolidated financial position and results of operations.

The FASB also issued an amendment to ASC 220 relating to Comprehensive Income.  This amendment eliminated the option for the Company to present components of other comprehensive income in the statement of stockholders’ equity.  Instead, the amendment requires entities to present all nonowner changes in stockholders’ equity either as a single continuous statement of comprehensive income or as two separate but consecutive statements. In addition, entities will be required to present all reclassification adjustments from other comprehensive income to net income on the face of the statement of comprehensive income.  The amendment is effective as of January 1, 2012.  The adoption is not expected to have any effect on the Company’s consolidated financial position and results of operations.